SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2022
SEGMENTED INFORMATION

18. SEGMENTED INFORMATION

The Company organizes its three segments based on product lines as well as a Corporate segment. The three segments are Drones, Vital (Vital Intelligence), and Corporate. The Drones segment derives its revenue from products and services related to the sale of unmanned aerial vehicles (UAV). The Vital segment derives its revenue from the sale of products that measure vitals to help detect symptoms from large groups of people from a distance. The Corporate segment includes all costs not directly associated with the Drone and Vital segments. The Company aggregates the information for the segments by analyzing the revenue steam and allocating direct costs to that respective segment. The Corporate segment is aggregated by relying on the entity that includes corporate costs (Draganfly Inc.)

December 31, 2022	Drones	Vital	Corporate	Total
Sales of goods	5,388,262	162,170	-	5,550,432
Provision of services	2,054,627	-	-	2,054,627
Total revenue	$7,442,889	$162,170	$-	$7,605,059
Segment loss	$9,929,789	$602,580	$12,926,884	$23,459,253
Finance and other costs	(3,529)	-	(40,816)	(44,345)
Depreciation	586,185	-	7,092	593,277
Amortization	179,482	-	-	179,482
Impairment of goodwill and intangibles	2,166,563	4,288,351	-	6,454,914
Change in fair value of derivative liability	-	-	(5,502,688)	(5,502,688)
Loss (recovery) on write-off of notes receivable	1,080,645	-	(771,260)	309,385
Loss on write down of inventory	251,754	1,724,760	-	1,976,514
Write down of deposit	-	228,572	-	228,572
Net loss for the year	$14,190,889	$6,844,263	$6,619,212	$27,654,364

December 31, 2021	Drones	Vital	Corporate	Total
Sales of goods	4,957,134	146,265	-	5,103,399
Provision of services	1,950,466	-	-	1,950,466
Total revenue	$6,907,600	$146,265	$-	$7,053,865
Segment loss	$7,819,739	$257,656	$10,498,164	$18,575,560
Finance and other costs	16,272	-	(21,346)	(5,074)
Depreciation	175,098	-	-	175,098
Amortization	135,966	-	-	135,966
Impairment of goodwill and intangibles	-	4,579,763	-	4,579,763
Change in fair value of derivative liability	-	-	(8,149,812)	(8,149,812)
Loss on write-off of notes receivable	-	-	891,471	891,471
Net loss for the year	$8,147,075	$4,837,419	$3,218,477	$16,202,972

Geographic revenue segmentation is as follows:	For the years ended December 31,
	2022	2021
Canada	$6,919,038	$4,982,373
United States	686,021	2,071,492
	$7,605,059	$7,053,865

Geographic revenue is measured by aggregating sales based on the country and the entity where the sale was made.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2022

Expressed in Canadian Dollars